Share capital (Tables)	9 Months Ended
Sep. 30, 2025
Share capital
Schedule of changes in company's outstanding stock options
		Nine-month		Year
		period ended		ended
		September 30,		December 31,
		2025		2024
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	(thousands)	CAD	(thousands)	CAD

Balance, beginning of period	8,044	$1.67	6,948	$3.25
Granted	3,940	1.41	3,620	1.33
Exercised	(1,290)	1.50	-	-
Expired	(1,591)	2.61	(2,524)	5.55
Balance, end of period	9,103	$1.42	8,044	$1.68

Schedule of stock options outstanding and exercisable
	Weighted
	average		Weighted		Weighted
	remaining		average		average
Exercise	contractual		exercise		exercise
price	life	Outstanding	price	Exercisable	price
CAD	(years)	(thousands)	CAD	(thousands)	CAD

$0.01 to $1.00	1.23	1,123	$0.78	626	$0.78
$1.01 to $2.00	3.28	6,840	1.38	947	1.38
$2.01 to $3.00	0.60	1,100	2.25	1,020	2.25
$3.01 to $3.50	4.88	40	3.43	-	-
		9,103	$1.42	2,593	$1.58

Schedule of fair value weighted average assumptions
	Three-month	Three-month	Nine-month	Nine-month
	period ended	period ended	period ended	period ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024

Expected stock price volatility (1)	68%	-	70%	67%
Risk free interest rate	2.94%	-	2.94%	4.02%
Expected life	5 years	-	5 years	3 years
Expected forfeiture rate	4.80%	-	3.25%	3.08%
Expected dividend yield	0%	-	0%	0%

Share-based payments included in cost of sales	$-	$-	$-	$-
Share-based payments included in general and administrative expenses	616	198	1,656	509
Total share-based payments	$616	$198	$1,656	$509

Schedule of warrants issued and outstanding
Number of	Exercise	Issuance	Expiry
warrants	price (CAD)	date	date
7,040	0.75	Mar 2024	Mar 27, 2026
400,000	1.38	Jun 2023	Jun 21, 2026
5,457,400	1.00	Mar 2024	Mar 27, 2027
1,200,000	1.05	Aug 2024	Aug 14, 2027
1,044,000	2.50	Mar 2025	Mar 31, 2028
8,108,440

Schedule of performance share units
Number of performance share units granted	1,140,730
Average fair value per unit	$2.64
Share price	$2.22
Risk free interest rate	3.42%
Expected life	3 years
Expected volatility	71%
Expected dividends	0%
Average index share price	$43.74
Average correlation coefficient	0.54